Property and Equipment, net:	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, net:

Note 4

Property and Equipment, net:

The following table shows the property and equipment as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Cost
Furniture and fixtures	$13,341	$13,341
Software	26,219	26,219
Total cost	39,560	39,560
Accumulated depreciation	(15,754)	(10,050)

Total property and equipment, net	$23,806	$29,510

Deprecation and related amortization expense was $5,704 and $5,022 for the six months ended June 30, 2022 and 2021, respectively.